Goodwill (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of Goodwill
The changes in the carrying amount of goodwill by segment during the years ended December 31, 2021 and 2020 were as follows (in thousands):

	North America	Europe, Middle East, and Africa	Other

Balance as of December 31, 2019	$1,296	$—	$—
Acquisitions	—	116,709	—
Foreign currency translation adjustment	—	13,250	—

Balance as of December 31, 2020	1,296	129,959	$—
Foreign currency translation adjustment	—	(10,086)	—

Balance as of December 31, 2021	$1,296	$119,873	$—